DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

December 28, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 182 to the Registration Statement on Form N-1A of DWS RREEF MLP & Energy Infrastructure Fund (formerly Deutsche MLP & Energy Infrastructure Fund) (the “Fund”), a series of Deutsche DWS Securities Trust (formerly Deutsche Securities Trust) (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 182 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2019. No fees are required in connection with this filing. The Amendment is being filed pursuant to Rule 485(a) principally to reflect changes to the Fund’s distribution policy and the addition of related risk disclosure.

In addition, we note that the Amendment contains new disclosure relating to the potential use of the Fund’s currently offered Class S shares as “clean shares” in brokerage platform accounts. Because Class S shares already meet the requirements for “clean shares” set forth in the Staff’s interpretative letter to the Capital Group dated January 11, 2017 (the “CG Letter”), we believe that, per the Staff’s FAQ on IM Guidance Update 2016-06 (Mutual Fund Fee Structures), the inclusion of the new, above-referenced Class S disclosure, which is consistent with the prospectus disclosure described in the CG Letter, does not, by itself, necessitate a filing under Rule 485(a).

The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on February 28, 2018 in Post-Effective Amendment No. 176 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/ James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.